Acquisition of Bao Li Gaming Promotion Limited (Details 3) - USD ($)		3 Months Ended		6 Months Ended
	Sep. 12, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration		$ (244,129)	$ 45,094,840	$ (13,325,814)	$ 55,683,689
Bao Li Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration				42,291,631
Payment	$ (15,000,000)			(21,320,000)
Ordinary Shares Issued				(1,342,750)
Change in Fair Value of Contingent Consideration				(3,757,513)
Foreign Currency Translation Adjustment				4,316
Contingent Consideration		$ 15,875,684		$ 15,875,684